COLLABORATION INCOME (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration income	$ 0	$ 108,913